Borrowings and Debentures - Debentures (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
SOFR Rate [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.20%	4.49%